Condensed Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 109,206	$ 29,844	$ 72,753
Prepaid expenses	135,635	192,712	185,213
Prepaid income taxes	5,476	83,503
Total current assets	250,317	306,059	257,966
Reimbursement receivable			1,155,000
Investments held in Trust Account	51,511,443	165,653,149	254,251,750
Total assets	51,761,760	165,959,208	255,664,716
Liabilities, Common Stock Subject to Possible Redemption and Stockholders’ Deficit
Accounts payable and accrued expenses	40,693	114,659	111,063
Excise tax payable	2,122,813	967,916
Promissory note, net of discount	310,489
Income tax payable			359,410
Total current liabilities	5,615,446	3,394,026	492,008
Deferred underwriters’ discount			8,704,270
Deferred advisory fee	1,155,000	1,155,000	1,155,000
Total liabilities	6,770,446	4,549,026	10,351,278
Commitments and Contingencies
Common stock subject to possible redemption	51,478,519	165,721,882	253,814,255
Stockholders’ Deficit
Preferred stock Value
Additional paid-in capital	7,011,457	6,984,216
Accumulated deficit	(13,499,621)	(11,296,875)	(8,501,776)
Total stockholders’ deficit	(6,487,205)	(4,311,700)	(8,500,817)
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders’ Deficit	51,761,760	165,959,208	255,664,716
Related Party
Liabilities, Common Stock Subject to Possible Redemption and Stockholders’ Deficit
Due to related party	466,451	286,451	21,535
Related party loans	2,675,000	2,025,000
Promissory note – related party		2,025,000
Class A Common Stock
Liabilities, Common Stock Subject to Possible Redemption and Stockholders’ Deficit
Common stock subject to possible redemption	51,478,519	165,721,882	253,814,255
Stockholders’ Deficit
Common stock Value	959	959	98
Class B Common Stock
Stockholders’ Deficit
Common stock Value			$ 861